Stock-Based Compensation - Summarizes Stock Option Activity (Details) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Options outstanding, Beginning balance	5,952,337	3,509,214	3,509,214	3,513,759
Options, granted	0	0	2,957,409	1,077,900
Options, exercised	272,364		101,632	942,297
Options, Cancelled	4,596
Options, forfeited	59,055		412,654	140,148
Options outstanding, Ending balance	5,620,822		5,952,337	3,509,214	3,513,759
Options, exercisable	2,342,488		2,086,639
Options, vested or expected to vest	5,620,822		5,952,337
Weighted-average exercise price outstanding, Beginning balance	$ 4.70	$ 3.09	$ 3.09	$ 1.25
Weighted-average exercise price, granted			6.70	7.04
Weighted-average exercise price, exercised	1.82		2.22	0.76
Weighted avg Exercise price, Cancelled	3.65
Weighted-average exercise price, forfeited	3.59		5.99	3.07
Weighted-average exercise price outstanding, Ending balance	4.85		4.70	$ 3.09	$ 1.25
Weighted-average exercise price, exercisable	2.71		1.91
Weighted-average exercise price, vested or expected to vest	$ 4.85		$ 4.70
Weighted-average remaining contractual term outstanding	7 days 19 hours		8 years	7 years 9 months 18 days	7 years 10 months 24 days
Weighted-average remaining contractual term, exercisable	6 years 1 month 6 days		5 years 7 months 6 days
Weighted-average remaining contractual term, vested or expected to vest	7 years 9 months 18 days		8 years
Weighted-average remaining contractual term, Exercised	2 years 10 months 24 days
Previously Reported [Member]
Options outstanding, Beginning balance	5,956,837
Options outstanding, Ending balance			5,956,837